Business combinations, other acquisitions and investments - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Navinten S.A.
Business combinations, other acquisitions and investments
Percentage of additional share capital purchased	49.00%
Purchase consideration for the business combination	$ 3.4
Fair value of net assets acquired	4.1
Proceeds from sale of equity interest in subsidiary	7.3
Single lumpsum amount receivable from buyer, on fulfillment certain performance metrics	5.5
Share of profit (loss) of associates and joint ventures | Navinten S.A.
Business combinations, other acquisitions and investments
Gain relating to the business combination	$ 0.7
Purchased call options
Business combinations, other acquisitions and investments
Percentage of remaining ownership interests to be acquired	51.00%
Purchase price calculated as a percentage of difference between current assets and liabilities	51.00%